Combined Earnings Per Share - Summary of Computation of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Combined EPS - Basic
Net profit attributable to shareholders' equity	€ 3,039	€ 3,110
Average number of combined share units	2,727.3	2,834.4
Combined EPS - basic	€ 1.11	€ 1.10
Combined EPS - Diluted
Net profit attributable to shareholders' equity	€ 3,039	€ 3,110
Adjusted average number of combined share units	2,737.3	2,845.7
Combined EPS - diluted	€ 1.11	€ 1.09
Underlying EPS
Net profit attributable to shareholder's equity	€ 3,039	€ 3,110
Post tax impact of non-underlying items attributable to shareholders' equity (see note 2)	287	96
Underlying profit attributable to shareholders' equity	€ 3,326	€ 3,206
Adjusted average number of combined share units (millions of units)	2,737.3	2,845.7
Underlying EPS - diluted	€ 1.22	€ 1.13